Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Document Period End Date	Aug. 31, 2024
C000107817 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class A
Trading Symbol	GLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.42%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.42%	7.23%	7.47%
A with initial sales charge (5.75%)	6.90%	5.96%	6.84%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[1]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107818 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class B
Trading Symbol	GLNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.52%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.52%	6.42%	6.67%
B with CDSC (declining over six years from 4% to 0%)×	8.52%	6.10%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[2]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107819 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class C
Trading Symbol	GLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.58%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.58%	6.42%	6.67%
C with CDSC (1% for 12 months)×	11.58%	6.42%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[3]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class I
Trading Symbol	GLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.69%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.69%	7.49%	7.74%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[4]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R1
Trading Symbol	GLNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.59%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.59%	6.42%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[5]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R2
Trading Symbol	GLNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.12%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.12%	6.95%	7.20%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[6]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R3
Trading Symbol	GLNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.38%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.38%	7.22%	7.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[7]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000107824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R4
Trading Symbol	GLNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.68%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.68%	7.50%	7.74%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[8]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000124429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R6
Trading Symbol	GLNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.81%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.81%	7.59%	7.85%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 77,909,171
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 696,463	[9]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%

Largest Holdings [Text Block]
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%

C000006517 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Fund
Class Name	MFS® U.S. Government Money Market Fund
Trading Symbol	MCMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 363,373,358
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,475,438	[10]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	363,373,358	Total Management Fee ($)#:	$1,475,438
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.2%
Composition including fixed income credit quality
A-1+	62.9%
A-1	37.1%
Maturity breakdown
0 - 7 days	32.0%
8 - 29 days	27.9%
30 - 59 days	24.0%
60 - 89 days	12.4%
90 - 365 days	3.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000160011 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class A
Trading Symbol	BRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.08%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	22.08%	9.75%	7.01%
A with initial sales charge (5.75%)	15.06%	8.46%	6.30%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[11]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class B
Trading Symbol	BRXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$181	1.64%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.15%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	21.15%	8.90%	6.19%
B with CDSC (declining over six years from 4% to 0%)×	17.15%	8.61%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[12]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class C
Trading Symbol	BRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.64%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.20%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	21.20%	8.91%	6.19%
C with CDSC (1% for 12 months)×	20.20%	8.91%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[13]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class I
Trading Symbol	BRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.39%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	22.39%	10.00%	7.26%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[14]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R1
Trading Symbol	BRXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$181	1.64%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.25%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	21.25%	8.92%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[15]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R2
Trading Symbol	BRXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.83%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	21.83%	9.45%	6.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[16]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R3
Trading Symbol	BRXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.08%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	22.08%	9.73%	7.00%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[17]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R4
Trading Symbol	BRXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.45%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	22.45%	10.02%	7.26%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[18]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000160019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R6
Trading Symbol	BRXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.52%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	22.52%	10.09%	7.34%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 709,315,854
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 3,239,487	[19]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%

C000006504 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.94%	9.07%	11.13%
A with initial sales charge (5.75%)	11.16%	7.78%	10.47%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[20]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006509 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	OTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.77%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	17.03%	8.25%	10.30%
B with CDSC (declining over six years from 4% to 0%)×	13.03%	7.96%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[21]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006510 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.77%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.05%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	17.05%	8.25%	10.30%
C with CDSC (1% for 12 months)×	16.05%	8.25%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[22]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	OTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.19%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	18.19%	9.33%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[23]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006513 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R1
Trading Symbol	OTCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.77%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	17.03%	8.24%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[24]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006515 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R2
Trading Symbol	MCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$138	1.27%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.61%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.61%	8.79%	10.85%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[25]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006516 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	OTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.94%	9.07%	11.13%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[26]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000006505 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	OTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.20%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	18.20%	9.34%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[27]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000124428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.34%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	18.34%	9.46%	11.52%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 14,721,218,721
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 85,839,323	[28]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%

C000159993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	BRKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.72%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	18.72%	5.59%	6.63%
A with initial sales charge (5.75%)	11.90%	4.35%	5.92%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[29]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	BRKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.99%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 17.80%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	17.80%	4.81%	5.83%
B with CDSC (declining over six years from 4% to 0%)×	13.80%	4.48%	5.83%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[30]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159995 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	BRKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.99%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 17.79%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	17.79%	4.80%	5.83%
C with CDSC (1% for 12 months)×	16.79%	4.80%	5.83%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[31]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159996 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	BRKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.00%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	19.00%	5.85%	6.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[32]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159997 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	BRKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$136	1.24%
For the period from September 1, 2023 through August 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $218 and 1.99%, respectively.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.67%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	18.67%	5.35%	6.14%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[33]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159998 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	BRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.44%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	18.44%	5.33%	6.36%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[34]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000159999 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	BRKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.76%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	18.76%	5.59%	6.62%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[35]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000160000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	BRKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.01%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	19.01%	5.85%	6.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[36]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

C000160001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	BRKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.11%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	19.11%	5.95%	6.98%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 91,229,346
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 471,631	[37]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%

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